Income Tax (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Income Tax [Abstract]
Schedule of Income/(Loss) Before Income Taxes

The components of income / (loss) before income taxes consist of the following:

	Nine months ended
	September 30, 2025	September 30, 2024
Domestic	(11,463,123)	(14,921,678)
Foreign	4,007,903	(2,306,128)
Total	(7,455,220)	(17,227,806)

The components of income/(loss) before income taxes consist of the following:

	Year ended December 31,
	2024	2023
Domestic	(17,924,310)	(16,672,162)
Foreign	(1,226,887)	(4,206,130)
Total	(19,151,197)	(20,878,292)

Schedule of Effective Income Tax Rate

The effective income tax rate differs from the amount computed by applying the income tax rate of India to Income/(Loss) before income taxes approximately as follows:

	Nine months ended
	September 30, 2025	September 30, 2024
Accounting loss before income tax	(7,455,220)	(17,227,806)
Income tax expense/(benefit) at federal statutory rate at 21%	(1,565,596)	(3,617,839)
Foreign tax rate differential	533,188	(718,055)
US GAAP accounting difference over Indian jurisdiction profit*	1,125,045	-
Non-deductible expenses	(304,231)	179,089
Excess tax benefit on depreciation	-	(44,067)
Excess tax benefit on security deposit	-	77
Impact of unrecognized deferred tax asset on the loss of the year	2,407,256	4,200,796
Income tax expense	2,195,662	-

*	The domicile of the Parent Company is in Florida, USA, where the applicable corporate income tax rate is 21%. The Group’s major tax jurisdiction is in India, where tax rates of 25.17% have been applied to the profit, as per local GAAP applicable in India for the expected tax expense which resulting in incremental tax expenses of $1,125,045.

The effective income tax rate differs from the amount computed by applying the income tax rate of India to Income/(Loss) before income taxes approximately as follows:

	Year ended December 31,
	2024	2023
Accounting income / (loss) before income tax	(19,151,197)	(20,878,292)
Income tax expense (benefit) at federal statutory rate at 21%	(4,021,752)	(4,384,441)
Foreign tax rate differential	(798,222)	(1,078,990)
Non-deductible expenses	245,753	(23,494)
Excess tax benefit / (expense) on depreciation	(66,770)	18,621
Excess tax expense on security deposit	286	10,826
Impact of unrecognized deferred tax asset on the loss of the year	4,640,705	5,457,478
Income tax expense/(benefit)	-	-

Schedule of Deferred Tax

The components of the deferred tax balances were as follows:

	September 30, 2025	December 31, 2024
Deferred tax assets:
Net operating loss carry forwards	8,966,345	5,123,862
Net operating loss	2,407,256	3,842,483
Lease payments	18,445	28,299
Credit loss reserve	299,157	198,703
Others	159,042	44,204
	11,850,245	9,237,551
Valuation allowance	(11,373,601)	(9,150,495)
Deferred tax assets	476,644	87,056

Deferred tax liabilities:
Depreciation and amortization	321,588	74,285
Others	-	12,771
Deferred tax liabilities	321,588	87,056
Net deferred tax assets/liability	155,056	-

The components of the deferred tax balances were as follows:

	December 31, 2024	December 31, 2023
Deferred tax assets:
Net operating loss carry forwards	5,123,862	763,591
Net operating loss	3,842,483	4,360,270
Lease payments	28,299	18,976
Credit loss reserve	198,703	-
Others	44,204	23,754
	9,237,551	5,166,591
Valuation allowance	(9,150,495)	(5,145,040)
Deferred tax assets	87,056	21,551

Deferred tax liabilities:
Depreciation and amortization	74,285	16,763
Others	12,771	4,788
Deferred tax liabilities	87,056	21,551
Net deferred tax assets/liability	-	-

Schedule of Income Tax Expense/(Benefit)

Income tax expense/(benefit) consists of the following:

	For the nine months ended September 30, 2025	For the nine months ended September 30, 2024
Current Provision:
Domestic	-	-
Foreign	2,355,844	-

Deferred Provision/(Benefit):
Domestic	-	-
Foreign	(155,056)	-
Income tax expense	2,200,788	-

Schedule of Deferred Income Taxes

Deferred income taxes recognized in OCI were as follows:

	For the nine months ended September 30, 2025	For the nine months ended September 30, 2024
Deferred taxes benefit / (expense) recognized on:
Retirement benefits	5,126	-
Total	5,126	-